Segment Information - Summary of Revenues by Classes of Similar Products or Services (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of products and services [Line Items]
Revenues	$ 6,627	$ 6,348
Electronic, software and services [member]
Disclosure of products and services [Line Items]
Revenues	6,035	5,739
Global Print [member]
Disclosure of products and services [Line Items]
Revenues	$ 592	$ 609